Accumulated Other Comprehensive Income (Loss) Table 1 (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
As of December 31, 2015	$ (1,694.9)
Foreign currency translation adjustments	243.7
Unrealized gain (loss) on derivative instruments	(21.6)
Reclassification of derivative (gain) loss to income	(2.6)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	7.9
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	5.5
Tax benefit (expense)	24.1
As of March 31, 2016	(1,437.9)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
As of December 31, 2015	(769.9)
Foreign currency translation adjustments	243.7
Unrealized gain (loss) on derivative instruments	0.0
Reclassification of derivative (gain) loss to income	0.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	0.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	0.0
Tax benefit (expense)	23.6
As of March 31, 2016	(502.6)
Gain (loss) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
As of December 31, 2015	14.5
Foreign currency translation adjustments	0.0
Unrealized gain (loss) on derivative instruments	(21.6)
Reclassification of derivative (gain) loss to income	(2.6)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	0.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	0.0
Tax benefit (expense)	2.1
As of March 31, 2016	(7.6)
Pension and postretirement benefit adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
As of December 31, 2015	(589.1)
Foreign currency translation adjustments	0.0
Unrealized gain (loss) on derivative instruments	0.0
Reclassification of derivative (gain) loss to income	0.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	7.9
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	0.0
Tax benefit (expense)	(0.9)
As of March 31, 2016	(582.1)
Equity method investments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
As of December 31, 2015	(350.4)
Foreign currency translation adjustments	0.0
Unrealized gain (loss) on derivative instruments	0.0
Reclassification of derivative (gain) loss to income	0.0
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	0.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	5.5
Tax benefit (expense)	(0.7)
As of March 31, 2016	$ (345.6)